Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Measurements
Fair Value Measurements

3.Fair Value Measurements

FASB ASC Topic 820, “Fair Value Measurements”, defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

FASB ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. FASB ASC Topic 820 establishes three levels of inputs that may be used to measure fair value:

•    Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company holds. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•    Level 2—Valuation based on quoted prices in markets that are not active for which all significant inputs are observable, either directly or indirectly.

•    Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Company has adopted FASB ASC Topic 820 since January 1, 2008 for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). FASB ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Company has not adopted FASB ASC Topic 820 for nonfinancial assets and nonfinancial liabilities, as these items are not recognized at fair value on a recurring basis.

Disclosures of fair value information about financial instruments (whether or not recognized in the balance sheets), for which it is practicable to estimate that value, are required each reporting periods in addition to any financial instruments carried at fair value on a recurring basis as prescribed by FASB ASC Topic 825, “Financial Instruments”. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.

Fair value measured or disclosed on a recurring basis

The fair value of financial items of the Company for disclosure purpose including cash and cash equivalents, restricted cash, other receivables, advance to suppliers, accrued expenses and other payables and short-term borrowings, approximate their carrying value due to their short-term nature. The Company’s investment (held-to-maturity debt securities) is disclosed using significant other observable inputs (Level 2), because it does not have regular market pricing. Liabilities of the Company for fair value disclosure purpose within Level 2 include long-term borrowings from financial institutions and bonds payable. Their carrying amounts are reasonable approximates of their fair value at the end of the reporting period due to all the long-term debts carry interest rates which approximate rates currently offered by the financial institutions for similar debt instruments of comparable maturities . The Company did not have any financial instruments measured or disclosed at fair value using Level 3 as of December 31, 2015 and 2014.

Fair value measured on a non-recurring basis

The Company reviews long-lived assets for impairment annually or more frequently if events or changes in circumstances indicate the possibility of impairment. For the continuing operations, long-lived assets are measured at fair value on a nonrecurring basis when there is an indicator of impairment, and they are recorded at fair value only when impairment is recognized. For discontinued operations, long-lived assets are measured at the lower of carrying amount or fair value less cost to sell. The fair value of these assets were determined using models with significant unobservable inputs which were classified as Level 3 inputs, primarily the discounted future cash flow. As a result of the impairment test, it was determined that production line of foam insulation was impaired and written down to the fair value less cost to sell as of December 31, 2015. In determining the fair value, The Company used projections of cash flows directly associated with, and which are expected to arise as a direct result of, the use and eventual disposition of the assets. This approach required significant judgments including the Company’s projected net cash flows, which were derived using the most recent available estimate for the reporting unit containing the assets tested. Several key assumptions included periods of operation, projections of product pricing, production levels, product costs, market supply and demand, and inflation.